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                            SUPPLEMENT DATED MAY 1, 1999
                                   TO PROSPECTUS
                                 DATED MAY 1, 1999
                     PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                     NATIONAL INTEGRITY LIFE INSURANCE COMPANY



Fidelity VIP Growth Fund and VIP III Mid Cap Fund are not currently available.










THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.